COMMITMENTS AND CONTINGENCIES (Details Narrative)	12 Months Ended
Dec. 31, 2021 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business Combination, Contingent Consideration, Liability	$ 2,600,000
PointR [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Contingent consideration	2,625,000
Merger Agreement [Member] | Point R Merger [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments to Acquire Businesses, Gross	17,831,427
Contingent consideration	15,000,000
Merger Agreement [Member] | PointR Data, Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business Combination, Contingent Consideration, Liability	$ 2,625,000